UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-9082

M FUND, INC.
(Exact name of registrant as specified in charter)

M Financial Plaza 1125 NW Couch Street, Suite 900 Portland, Oregon		97209
(Address of principal executive offices)		(Zip code)

JoNell Hermanson, President M Fund, Inc. M Financial Plaza 1125 NW Couch Street, Suite 900 Portland, Oregon 97209
(Name and address of agent for service)

With a copy to: Frederick R. Bellamy, Esquire Sutherland Asbill & Brennan LLP 1275 Pennsylvania Avenue, N.W. Washington, D.C. 20004-2415

Registrant’s telephone number, including area code:		(503) 232-6960

Date of fiscal year end:	12/31/2015

Date of reporting period:	3/31/2015

Item 1. Schedule of Investments.

The schedule of investments for the period ending March 31, 2015, is filed herewith.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2015

Shares		Value (Note 1)
	COMMON STOCKS—95.5%

	Austria—0.9%
80,537	Erste Group Bank AG	$1,986,112

	Belgium—2.1%
39,241	Anheuser-Busch InBev NV	4,801,666

	Brazil—1.1%
133,344	Banco Bradesco SA (Preference)	1,239,622
110,789	Itau Unibanco Holding SA, ADR (Preference)	1,225,327
		2,464,949
	Canada—0.2%
51,202	Barrick Gold Corp.	561,174

	Colombia—0.8%
44,544	Bancolombia SA, SP ADR†	1,751,915

	Denmark—2.9%
125,423	Novo Nordisk A/S	6,714,593

	France—19.1%
19,415	Accor SA	1,014,155
11,638	Air Liquide SA	1,499,149
226,406	AXA SA	5,709,958
53,345	Cie de St-Gobain	2,345,706
39,123	Cie Generale d’Optique Essilor International SA	4,492,758
32,082	Cie Generale des Etablissements Michelin	3,194,691
756	Hermes International	266,953
44,622	JCDecaux SA	1,506,326
19,426	L’Oreal SA	3,579,127
42,005	Legrand SA	2,273,651
17,754	LVMH Moet Hennessy Louis Vuitton SA	3,133,623
36,275	Pernod-Ricard SA	4,296,368
75,592	Schneider Electric SA	5,880,631
1,007	Unibail-Rodamco SE, REIT	271,831
15,709	Unibail-Rodamco SE, REIT - (Netherlands)	4,240,513
		43,705,440
	Germany—11.9%
29,014	Allianz SE, Registered	5,049,285
44,336	Daimler AG, Registered†	4,277,635
20,937	Fresenius Medical Care AG & Co. KGaA	1,743,820
38,195	Fresenius SE & Co. KGaA	2,283,036
21,678	Linde AG	4,420,604
70,909	SAP AG	5,148,820
16,284	Volkswagen AG (Preference)	4,339,699
		27,262,899
	Hong Kong—0.8%
56,000	CK Hutchison Holdings, Ltd.	1,147,788

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)
	Hong Kong (Continued)
271,000	Hang Lung Properties, Ltd.	$758,541
		1,906,329
	Italy—0.8%
113,080	Pirelli & C. SpA	1,879,771

	Japan—9.3%
53,700	Dentsu, Inc.	2,305,874
29,700	FANUC Corp.	6,500,396
111,405	Japan Tobacco, Inc.	3,530,201
94,900	Komatsu, Ltd.	1,869,356
29,100	LIXIL Group Corp.	690,772
5,000	Mitsubishi Estate Co., Ltd.	116,188
3,900	Omron Corp.	176,245
11,600	SMC Corp.	3,466,895
67,600	Tokio Marine Holdings, Inc.	2,558,074
		21,214,001
	Jersey—2.3%
477,576	Glencore Xstrata Plc*	2,025,419
41,631	Shire Plc	3,313,179
		5,338,598
	Malaysia—0.7%
667,600	Genting Bhd	1,622,357

	Netherlands—1.6%
49,044	Heineken NV	3,745,737

	Singapore—1.0%
130,709	United Overseas Bank, Ltd.	2,190,627

	Spain—3.7%
544,509	Banco Bilbao Vizcaya Argentaria SA	5,508,229
394,673	Banco Santander SA	2,977,820
		8,486,049
	Sweden—5.5%
145,810	Atlas Copco AB	4,728,753
85,832	Investor AB	3,425,446
175,940	Sandvik AB	1,970,404
201,303	Volvo AB	2,437,940
		12,562,543
	Switzerland—16.3%
144,060	ABB, Ltd., Registered*	3,058,199
47,848	Cie Financiere Richemont SA, Registered	3,855,215
47,542	Holcim, Ltd., Registered*	3,554,153
54,830	Nestle SA, Registered	4,141,307
61,516	Novartis AG, Registered	6,086,400
21,361	Roche Holding AG	5,893,069
6,366	Swatch Group AG (The)	2,699,556
11,671	Syngenta AG, Registered	3,971,599

The accompanying notes are an integral part of these Schedules of Investments.

Shares				Value (Note 1)
	Switzerland (Continued)
213,881	UBS Group AG*			$4,032,002
				37,291,500
	United Kingdom—11.7%
63,854	Anglo American Plc			958,577
237,639	BG Group Plc			2,922,339
13,453	CRH Plc			349,233
174,776	Diageo Plc			4,820,990
224,620	Indivior Plc*			633,082
4,708,025	Lloyds Banking Group Plc*			5,466,985
33,914	Reckitt Benckiser Group Plc			2,917,866
372,862	Rolls-Royce Holdings Plc*			5,271,076
218,726	Standard Chartered Plc			3,547,950
				26,888,098
	United States—2.8%
123,128	Freeport-McMoRan Copper & Gold, Inc.†			2,333,275
75,869	Las Vegas Sands Corp.†			4,175,830
				6,509,105
	TOTAL COMMON STOCKS (Cost $194,593,254)			218,883,463

			Expiration Date
	WARRANT—0.0%

	Malaysia—0.0%
214,915	Genting Bhd (GENTING BHD GENTING BHD CW)* (Cost $101,263)		12/18/2018	106,195

	RIGHTS—0.0%

	Spain—0.0%
544,509	Banco Bilbao Vizcaya Argentaria SA (BBVA RIGHT)* (Cost $77,146)		04/14/2015	78,455

Par Amount		Yield	Maturity
	SHORT-TERM INVESTMENTS—6.6%

$10,033,487	State Street Bank and Trust Co. (Euro Time Deposit)	0.010%	04/01/2015	10,033,487

Shares
5,064,869	State Street Navigator Securities Lending Prime Portfolio (Money Market)††	0.198%		5,064,869

The accompanying notes are an integral part of these Schedules of Investments.

Value (Note 1)
TOTAL SHORT-TERM INVESTMENTS (Cost $15,098,356)	$15,098,356

TOTAL INVESTMENTS AT MARKET VALUE—102.1% (Cost $209,870,019)	234,166,469
Liabilities in Excess of Other Assets—(2.1)%	(4,918,304)
NET ASSETS—100.0%	$229,248,165

Notes to the Schedule of Investments:

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

SP ADR—Sponsored American Depositary Receipt

†                 Denotes all or a portion of security on loan (Note 1)

*                 Non-income producing security

††          Represents collateral received from securities lending transactions

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these Schedules of Investments.

At March 31, 2015, industry diversification of the M International Equity Fund’s investments as a percentage of net assets was as follows:

Summary of Industry Classifications	Percentage of Net Assets
Commercial Banks	10.5%
Pharmaceuticals	9.9%
Machinery	9.1%
Beverages	7.7%
Insurance	5.8%
Electrical Equipment	4.9%
Chemicals	4.3%
Textiles, Apparel and Luxury Goods	4.3%
Automobiles	3.8%
Hotels, Restaurants & Leisure	3.0%
Metals and Mining	2.6%
Aerospace & Defense	2.3%
Auto Components	2.2%
Software	2.2%
Health Care Equipment and Supplies	2.0%
Real Estate Investment Trusts (REITs)	2.0%
Food Products	1.8%
Capital Markets	1.7%
Construction Materials	1.7%
Health Care Providers and Services	1.7%
Media	1.7%
Personal Products	1.6%
Diversified Financial Services	1.5%
Tobacco	1.5%
Building Products	1.3%
Household Products	1.3%
Oil, Gas and Consumable Fuels	1.3%
Real Estate Management and Development	0.9%
Diversified Banks	0.8%
Electronic Equipment, Instruments & Components	0.1%
Short-Term Investments	6.6%
Total	102.1%

The accompanying notes are an integral part of these Schedules of Investments.

M Large Cap Growth Fund

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2015

Shares		Value (Note 1)
	COMMON STOCKS—99.6%

	Beverages—1.7%
22,300	Monster Beverage Corp.*	$3,086,209

	Biotechnology—18.6%
32,850	Alexion Pharmaceuticals, Inc.*	5,692,905
18,500	Biogen Idec, Inc.*	7,811,440
114,400	Celgene Corp.*	13,188,032
15,300	Regeneron Pharmaceuticals, Inc.*	6,907,644
		33,600,021
	Capital Markets—7.8%
26,600	Affiliated Managers Group, Inc.*	5,713,148
7,575	BlackRock, Inc.	2,771,238
141,100	Invesco, Ltd.	5,600,259
		14,084,645
	Chemicals—2.9%
45,800	Monsanto Co.†	5,154,332

	Computers and Peripherals—2.7%
39,000	Apple, Inc.	4,852,770

	Health Care Equipment and Supplies—3.1%
120,600	Abbott Laboratories	5,587,398

	Hotels, Restaurants & Leisure—5.9%
22,700	Royal Caribbean Cruises, Ltd.	1,857,995
92,600	Starbucks Corp.	8,769,220
		10,627,215
	Internet and Catalog Retail—4.6%
7,050	Priceline.com, Inc.*	8,207,258

	Internet Software and Services—13.4%
55,000	Alibaba Group Holding, Ltd., SP ADR*	4,578,200
20,300	Baidu.com, Inc. SP ADR*	4,230,520
8,800	Google, Inc., Class A*	4,881,360
5,120	Google, Inc., Class C*	2,805,760
407,500	Tencent Holdings, Ltd., ADR	7,730,275
		24,226,115
	IT Services—12.0%
148,400	Cognizant Technology Solutions Corp., Class A*	9,258,676
62,100	MasterCard, Inc., Class A	5,364,819
106,400	Visa, Inc., Class A†	6,959,624
		21,583,119
	Media—7.6%
98,500	Comcast Corp., Class A	5,562,295
96,000	Time Warner, Inc.	8,106,240
		13,668,535
	Multiline Retail—6.4%
64,500	Dollar General Corp.*	4,862,010

The accompanying notes are an integral part of these Schedules of Investments.

Shares				Value (Note 1)
	Multiline Retail (Continued)
82,300	Dollar Tree, Inc.*			$6,678,233
				11,540,243
	Pharmaceuticals—10.5%
25,300	Actavis plc*			7,529,786
37,100	Perrigo Co. Plc			6,141,905
22,000	Shire Plc, ADR			5,264,380
				18,936,071
	Semiconductors and Semiconductor Equipment—2.4%
42,900	NXP Semiconductors NV*			4,305,444

	TOTAL COMMON STOCKS (Cost $134,714,800)			179,459,375

Par Amount		Yield	Maturity
	SHORT-TERM INVESTMENTS—7.6%

$3,098,654	State Street Bank and Trust Co. (Euro Time Deposit)	0.010%	04/01/2015	3,098,654

Shares
10,542,847	State Street Navigator Securities Lending Prime Portfolio (Money Market)††	0.198%		10,542,847

	TOTAL SHORT-TERM INVESTMENTS (Cost $13,641,501)			13,641,501

	TOTAL INVESTMENTS AT MARKET VALUE—107.2% (Cost $148,356,301)			193,100,876
	Liabilities in Excess of Other Assets—(7.2)%			(12,949,431)
	NET ASSETS—100.0%			$180,151,445

Notes to the Schedule of Investments:

ADR—American Depositary Receipt

SP ADR—Sponsored American Depositary Receipt

*                 Non-income producing security

†                 Denotes all or a portion of security on loan (Note 1)

††          Represents collateral received from securities lending transactions

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these Schedules of Investments.

At March 31, 2015, industry sector diversification of the M Large Cap Growth Fund’s investments as a percentage of net assets was as follows:

Summary of Sector Classifications	Percentage of Net Assets
Health Care	32.2%
Information Technology	30.5%
Consumer Discretionary	24.5%
Financials	7.8%
Materials	2.9%
Consumer Staples	1.7%
Short-Term Investments	7.6%
Total	107.2%

The accompanying notes are an integral part of these Schedules of Investments.

M Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2015

Shares		Value (Note 1)
	COMMON STOCKS—99.9%

	Air Freight and Logistics—0.8%
122,701	UTi Worldwide, Inc.†, *	$1,509,222

	Airlines—7.8%
27,153	American Airlines Group, Inc.	1,433,135
181,276	Controladora Vuela Cia de Aviacion SAB de CV, ADR†, *	2,019,415
93,793	JetBlue Airways Corp.†, *	1,805,515
146,030	United Continental Holdings, Inc.*	9,820,518
		15,078,583
	Auto Components—2.3%
11,856	Autoliv, Inc.†	1,396,281
72,171	Fox Factory Holding Corp.*	1,107,103
46,390	Modine Manufacturing Co.*	624,874
6,310	Tenneco, Inc.*	362,320
9,274	TRW Automotive Holdings Corp.*	972,379
		4,462,957
	Biotechnology—1.5%
5,259	BioMarin Pharmaceutical, Inc.*	655,377
26,363	Celladon Corp.†, *	499,315
30,786	Myriad Genetics, Inc.†, *	1,089,824
35,662	Sangamo BioSciences, Inc.*	559,180
		2,803,696
	Building Products—3.9%
18,365	Armstrong World Industries, Inc.*	1,055,437
36,905	Caesarstone Sdot-Yam, Ltd.	2,240,502
26,293	Lennox International, Inc.	2,936,665
24,094	Trex Co., Inc.†, *	1,313,846
		7,546,450
	Capital Markets—2.1%
12,609	Artisan Partners Asset Management, Inc.	573,205
33,559	E*TRADE Financial Corp.*	958,277
16,445	LPL Financial Holdings, Inc.†	721,278
23,902	Raymond James Financial, Inc.	1,357,156
9,752	Waddell & Reed Financial, Inc., Class A	483,114
		4,093,030
	Chemicals—2.9%
16,827	Albemarle Corp.	889,139
21,895	Cabot Corp.	985,275
17,305	FMC Corp.†	990,711
87,120	Kraton Performance Polymers, Inc.*	1,760,695
42,833	Tronox, Ltd., Class A	870,795
		5,496,615
	Commercial Banks—2.4%
64,452	PacWest Bancorp	3,022,154

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)
	Commercial Banks (Continued)
46,399	Popular, Inc.*	$1,595,662
		4,617,816
	Commercial Services & Supplies—0.7%
28,712	KAR Auction Services, Inc.	1,089,046
13,213	Ritchie Bros. Auctioneers, Inc.†	329,532
		1,418,578
	Communications Equipment—0.1%
13,194	ADTRAN, Inc.†	246,332

	Computers and Peripherals—0.7%
91,403	QLogic Corp.*	1,347,280

	Construction and Engineering—1.1%
15,871	KBR, Inc.	229,812
28,644	MasTec, Inc.*	552,829
16,225	Primoris Services Corp.	278,908
33,941	Quanta Services, Inc.*	968,337
		2,029,886
	Construction Materials—1.7%
27,529	Eagle Materials, Inc.	2,300,323
6,310	Martin Marietta Materials, Inc.†	882,138
		3,182,461
	Consumer Finance—0.3%
33,936	Green Dot Corp., Class A*	540,261

	Containers and Packaging—1.8%
78,280	Berry Plastics Group, Inc.*	2,832,953
8,630	Packaging Corp. of America	674,780
		3,507,733
	Diversified Consumer Services—0.5%
35,590	2u, Inc.*	910,392
22,670	Career Education Corp.*	114,030
		1,024,422
	Diversified Financial Services—0.4%
37,446	Leucadia National Corp.	834,671

	Diversified Telecommunication Services—1.9%
75,700	Cogent Communications Group, Inc.	2,674,481
112,533	Premiere Global Services, Inc.*	1,075,816
		3,750,297
	Electrical Equipment—0.3%
4,736	Encore Wire Corp.	179,400
3,729	Hubbell, Inc., Class B	408,773
		588,173
	Electronic Equipment, Instruments & Components—7.7%
41,270	Belden, Inc.	3,861,221

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)
	Electronic Equipment, Instruments & Components (Continued)
46,091	Control4 Corp.*	$552,170
44,459	DTS, Inc.*	1,514,718
142,554	Flextronics International, Ltd.*	1,806,872
22,675	InvenSense, Inc.*	344,887
37,047	Itron, Inc.*	1,352,586
59,087	Jabil Circuit, Inc.	1,381,454
32,794	Rogers Corp.*	2,695,995
26,984	Universal Display Corp.†, *	1,261,502
		14,771,405
	Energy Equipment and Services—1.3%
13,577	Dril-Quip, Inc.*	928,531
398,994	McDermott International, Inc.†, *	1,532,137
		2,460,668
	Health Care Equipment and Supplies—7.6%
20,575	Cooper Cos., Inc. (The)	3,856,166
59,053	Dexcom, Inc.*	3,681,364
9,752	Edwards Lifesciences Corp.*	1,389,270
8,414	HeartWare International, Inc.†, *	738,497
80,404	Insulet Corp.*	2,681,473
12,283	STAAR Surgical Co.†, *	91,263
109,747	Tandem Diabetes Care, Inc.*	1,385,007
196,096	Unilife Corp.†, *	786,345
		14,609,385
	Health Care Providers and Services—1.5%
17,709	Catamaran Corp.*	1,054,394
24,763	Mednax, Inc.*	1,795,565
		2,849,959
	Health Care Technology—0.3%
50,195	Allscripts Healthcare Solutions, Inc.*	600,332

	Household Durables—1.2%
16,795	Harman International Industries, Inc.	2,244,316

	Industrial Conglomerates—0.4%
9,083	Carlisle Cos., Inc.	841,358

	Insurance—2.1%
9,370	Everest Re Group, Ltd.	1,630,380
16,349	HCC Insurance Holdings, Inc.	926,498
27,440	W. R. Berkley Corp.	1,385,994
		3,942,872
	Internet Software and Services—2.8%
20,174	Akamai Technologies, Inc.*	1,433,262
164,258	Brightcove, Inc.*	1,204,011
105,013	Gogo, Inc.†, *	2,001,548
70,329	QuinStreet, Inc.*	418,458

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)
	Internet Software and Services (Continued)
22,153	Web.com Group, Inc.*	$419,799
		5,477,078
	IT Services—0.7%
7,936	Global Payments, Inc.	727,572
16,540	Verifone Systems, Inc.*	577,081
		1,304,653
	Life Sciences Tools and Services—1.7%
14,150	Illumina, Inc.*	2,626,806
26,388	QIAGEN NV†, *	664,978
		3,291,784
	Machinery—2.8%
25,623	Harsco Corp.	442,253
100,199	Meritor, Inc.*	1,263,509
9,135	Pall Corp.	917,063
99,845	Wabash National Corp.†, *	1,407,815
11,282	WABCO Holdings, Inc.*	1,386,332
		5,416,972
	Marine—0.3%
7,266	Kirby Corp.*	545,313

	Media—2.0%
67,596	Global Eagle Entertainment, Inc.†, *	899,703
35,184	Imax Corp.†, *	1,186,052
52,012	Lions Gate Entertainment Corp.†	1,764,247
		3,850,002
	Metals and Mining—2.4%
37,192	Agnico-Eagle Mines, Ltd.	1,039,145
50,103	Allegheny Technologies, Inc.	1,503,591
94,639	Globe Specialty Metals, Inc.	1,790,570
23,541	Horsehead Holding Corp.*	298,029
		4,631,335
	Oil, Gas and Consumable Fuels—3.8%
31,456	Cabot Oil & Gas Corp.	928,896
60,188	Carrizo Oil & Gas, Inc.*	2,988,334
12,716	CONSOL Energy, Inc.†	354,649
21,977	Continental Resources, Inc.†, *	959,736
5,980	Emerald Oil, Inc.†, *	4,425
29,631	InterOil Corp.*	1,367,175
63,853	WPX Energy, Inc.*	697,913
		7,301,128
	Paper and Forest Products—1.6%
30,117	Boise Cascade Co.*	1,128,183

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)
	Paper and Forest Products (Continued)
120,564	Louisiana-Pacific Corp.†, *	$1,990,512
		3,118,695
	Pharmaceuticals—0.1%
6,827	Intersect ENT, Inc.*	176,341

	Real Estate Investment Trusts (REITs)—0.1%
9,396	Ares Commercial Real Estate Corp., REIT	103,826

	Road and Rail—0.3%
5,354	Kansas City Southern	546,536

	Semiconductors and Semiconductor Equipment—14.0%
21,225	Altera Corp.	910,765
100,868	Atmel Corp.	830,144
116,449	Cypress Semiconductor Corp.*	1,643,095
74,480	Fairchild Semiconductor International, Inc.*	1,354,047
55,167	Integrated Device Technology, Inc.*	1,104,443
100,875	Mattson Technology, Inc.*	397,448
36,619	Maxim Integrated Products, Inc.	1,274,707
6,501	Microsemi Corp.*	230,135
45,671	Monolithic Power Systems, Inc.	2,404,578
85,571	ON Semiconductor Corp.*	1,036,265
52,984	Qorvo, Inc.*	4,222,825
357,559	QuickLogic Corp.†, *	690,089
20,000	Semtech Corp.*	532,900
10,421	Silicon Laboratories, Inc.*	529,074
33,908	Skyworks Solutions, Inc.	3,332,817
53,637	SunEdison, Inc.†, *	1,287,288
18,931	Synaptics, Inc.†, *	1,539,185
50,386	Tessera Technologies, Inc.	2,029,548
92,244	Ultratech, Inc.†, *	1,599,511
		26,948,864
	Software—7.1%
13,232	Advent Software, Inc.	583,664
35,662	Electronic Arts, Inc.*	2,097,461
17,114	Ellie Mae, Inc.*	946,575
41,017	FleetMatics Group Plc†, *	1,839,612
42,164	Fortinet, Inc.*	1,473,632
22,118	Nuance Communications, Inc.*	317,393
110,233	Rovi Corp.†, *	2,007,343
88,554	Seachange International, Inc.*	695,149
85,749	Silver Spring Networks, Inc.†, *	766,596
59,278	Tangoe, Inc.†, *	818,036
93,310	TiVo, Inc.*	990,019
420,014	Zynga, Inc., Class A†, *	1,197,040
		13,732,520
	Specialty Retail—1.9%
37,326	Chico’s FAS, Inc.†	660,297
41,400	MarineMax, Inc.*	1,097,514

The accompanying notes are an integral part of these Schedules of Investments.

Shares				Value (Note 1)
	Specialty Retail (Continued)
52,702	Select Comfort Corp.*			$1,816,638
				3,574,449
	Textiles, Apparel and Luxury Goods—0.1%
16,559	Vera Bradley, Inc.†, *			268,753

	Trading Companies and Distributors—2.2%
21,290	Beacon Roofing Supply, Inc.*			666,377
54,186	MRC Global, Inc.†, *			642,104
60,139	Stock Building Supply Holdings, Inc.*			1,086,110
15,298	Watsco, Inc.			1,922,959
				4,317,550
	Wireless Telecommunication Services—0.7%
10,804	SBA Communications Corp., Class A*			1,265,148

	TOTAL COMMON STOCKS (Cost $106,484,221)			192,269,705

Par Amount		Yield	Maturity
	SHORT-TERM INVESTMENTS—15.1%

$548,998	State Street Bank and Trust Co. (Euro Time Deposit)	0.010%	04/01/2015	548,998

Shares
28,460,616	State Street Navigator Securities Lending Prime Portfolio (Money Market)††	0.198%		28,460,616

	TOTAL SHORT-TERM INVESTMENTS (Cost $29,009,614)			29,009,614

	TOTAL INVESTMENTS AT MARKET VALUE—115.0% (Cost $135,493,835)			221,279,319
	Liabilities in Excess of Other Assets—(15.0)%			(28,821,593)
	NET ASSETS—100.0%			$192,457,726

Notes to the Schedule of Investments:

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

*                 Non-income producing security

†                 Denotes all or a portion of security on loan (Note 1)

††          Represents collateral received from securities lending transactions

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these Schedules of Investments.

At March 31, 2015, industry sector diversification of the M Capital Appreciation Fund’s investments as a percentage of net assets was as follows:

Summary of Sector Classifications	Percentage of Net Assets
Information Technology	33.1%
Industrials	20.6%
Health Care	12.7%
Materials	10.4%
Consumer Discretionary	8.0%
Financials	7.4%
Energy	5.1%
Telecommunication Services	2.6%
Short-Term Investments	15.1%
Total	115.0%

The accompanying notes are an integral part of these Schedules of Investments.

M Large Cap Value Fund

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2015

Shares		Value (Note 1)
	COMMON STOCKS—98.0%

	Aerospace & Defense—3.2%
3,280	General Dynamics Corp.	$445,194
3,740	Huntington Ingalls Industries, Inc.	524,161
7,000	Northrop Grumman Corp.	1,126,720
13,300	Spirit AeroSystems Holdings, Inc., Class A*	694,393
		2,790,468
	Air Freight and Logistics—1.2%
6,470	FedEx Corp.	1,070,462

	Airlines—4.9%
12,500	Alaska Air Group, Inc.	827,250
6,100	American Airlines Group, Inc.†	321,958
24,640	Delta Air Lines, Inc.	1,107,814
21,500	JetBlue Airways Corp.†, *	413,875
19,200	Southwest Airlines Co.	850,560
11,100	United Continental Holdings, Inc.*	746,475
		4,267,932
	Auto Components—2.1%
2,280	Cooper Tire & Rubber Co.	97,675
16,400	Dana Holding Corp.†	347,024
4,790	Delphi Automotive Plc	381,955
8,330	Lear Corp.	923,130
1,380	Magna International, Inc.	74,051
		1,823,835
	Automobiles—0.7%
16,000	General Motors Co.	600,000

	Beverages—0.6%
6,470	Dr Pepper Snapple Group, Inc.	507,766

	Biotechnology—2.5%
2,000	Biogen Idec, Inc.*	844,480
4,170	Gilead Sciences, Inc.*	409,202
5,170	United Therapeutics Corp.†, *	891,489
		2,145,171
	Capital Markets—2.6%
5,580	Ameriprise Financial, Inc.	730,087
3,900	Goldman Sachs Group, Inc. (The)	733,083
16,200	Morgan Stanley	578,178
2,750	T. Rowe Price Group, Inc.	222,695
		2,264,043
	Chemicals—1.8%
2,920	CF Industries Holdings, Inc.	828,346
3,400	LyondellBasell Industries NV, Class A†	298,520

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)
	Chemicals (Continued)
8,500	Mosaic Co. (The)	$391,510
		1,518,376
	Commercial Banks—6.4%
42,300	Citigroup, Inc.	2,179,296
49,660	Huntington Bancshares, Inc./OH	548,743
46,300	JPMorgan Chase & Co.	2,804,854
		5,532,893
	Computers and Peripherals—2.5%
7,360	Apple, Inc.	915,805
7,200	Lexmark International, Inc.†	304,848
10,420	Western Digital Corp.	948,324
		2,168,977
	Consumer Finance—2.8%
19,860	Ally Financial, Inc.*	416,663
14,270	Capital One Financial Corp.	1,124,761
16,220	Discover Financial Services	913,997
		2,455,421
	Diversified Financial Services—3.7%
7,900	CBOE Holdings, Inc.	453,500
9,660	McGraw Hill Financial, Inc.	998,844
8,600	Moody’s Corp.	892,680
19,710	Voya Financial, Inc.	849,698
		3,194,722
	Diversified Telecommunication Services—2.1%
37,500	AT&T, Inc.	1,224,375
17,190	CenturyLink, Inc.	593,914
		1,818,289
	Electric Utilities—3.2%
13,650	American Electric Power Co., Inc.	767,812
15,500	Edison International	968,285
13,400	Entergy Corp.	1,038,366
		2,774,463
	Electronic Equipment, Instruments & Components—2.2%
6,740	Arrow Electronics, Inc.*	412,151
65,140	Flextronics International, Ltd.*	825,649
30,000	Jabil Circuit, Inc.†	701,400
		1,939,200
	Energy Equipment and Services—3.1%
20,700	Cameron International Corp.*	933,984
31,200	Ensco Plc, Class A†	657,384
17,190	Nabors Industries, Ltd.†	234,644
20,400	Oil States International, Inc.*	811,308

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)
	Energy Equipment and Services (Continued)
4,910	Rowan Cos. Plc†	$86,956
		2,724,276
	Food and Staples Retailing—1.6%
12,800	Kroger Co. (The)	981,248
4,900	Wal-Mart Stores, Inc.	403,025
		1,384,273
	Food Products—2.5%
4,500	Archer-Daniels-Midland Co.	213,300
10,720	Bunge, Ltd.	882,899
11,080	Pilgrim’s Pride Corp.†	250,297
21,710	Tyson Foods, Inc., Class A	831,493
		2,177,989
	Health Care Providers and Services—12.4%
7,280	Aetna, Inc.	775,538
8,800	AmerisourceBergen Corp.	1,000,296
7,270	Anthem, Inc.	1,122,561
12,800	Cardinal Health, Inc.	1,155,456
18,300	Catamaran Corp.†, *	1,089,582
6,100	Cigna Corp.	789,584
11,880	Express Scripts Holding Co.*	1,030,827
9,200	Health Net, Inc./CA*	556,508
6,300	Humana, Inc.†	1,121,526
4,430	McKesson Corp.	1,002,066
12,230	Omnicare, Inc.	942,444
2,000	Quest Diagnostics, Inc.†	153,700
		10,740,088
	Household Durables—1.2%
5,110	Whirlpool Corp.	1,032,527

	Independent Power Producers and Energy Traders—1.2%
60,450	AES Corp./VA	776,783
11,400	Calpine Corp.*	260,718
		1,037,501
	Insurance—11.4%
16,570	Allstate Corp. (The)	1,179,287
26,860	American International Group, Inc.	1,471,659
7,060	Assurant, Inc.	433,555
13,200	Assured Guaranty, Ltd.	348,348
9,590	Axis Capital Holdings, Ltd.†	494,652
7,510	Chubb Corp.†	759,261
3,600	Everest Re Group, Ltd.	626,400
13,000	Hartford Financial Services Group, Inc. (The)	543,660
11,700	Lincoln National Corp.	672,282
5,460	PartnerRe, Ltd.	624,242
5,550	Reinsurance Group of America, Inc.	517,204
4,870	RenaissanceRe Holdings, Ltd.	485,685
11,170	Travelers Cos., Inc. (The)	1,207,812

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)
	Insurance (Continued)
14,750	Unum Group	$497,518
		9,861,565
	Internet Software and Services—0.8%
10,940	VeriSign, Inc.†, *	732,652

	IT Services—1.4%
9,390	Amdocs, Ltd.	510,816
34,700	Western Union Co.†	722,107
		1,232,923
	Media—0.2%
10,640	Cablevision Systems Corp.†	194,712

	Metals and Mining—1.2%
12,050	Alcoa, Inc.	155,686
34,600	United States Steel Corp.†	844,240
		999,926
	Multi-Utilities—1.5%
8,900	PG&E Corp.	472,323
19,080	Public Service Enterprise Group, Inc.	799,834
		1,272,157
	Multiline Retail—1.6%
6,600	Kohl’s Corp.†	516,450
13,530	Macy’s, Inc.	878,232
		1,394,682
	Oil, Gas and Consumable Fuels—7.6%
28,200	Exxon Mobil Corp.	2,397,000
9,310	Marathon Petroleum Corp.	953,251
7,900	PBF Energy, Inc., Class A	267,968
4,430	Phillips 66	348,198
11,800	Tesoro Corp.	1,077,222
19,100	Valero Energy Corp.	1,215,142
6,300	Western Refining, Inc.	311,157
		6,569,938
	Paper and Forest Products—0.4%
5,800	International Paper Co.	321,842

	Real Estate Investment Trusts (REITs)—0.4%
17,100	Host Hotels & Resorts, Inc., REIT	345,078

	Real Estate Management and Development—1.4%
19,500	CBRE Group, Inc.*	754,845

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)
	Real Estate Management and Development (Continued)
2,600	Jones Lang LaSalle, Inc.	$443,040
		1,197,885
	Road and Rail—0.4%
6,500	Avis Budget Group, Inc.†, *	383,598

	Semiconductors and Semiconductor Equipment—1.7%
39,200	Intel Corp.	1,225,784
9,810	Micron Technology, Inc.*	266,145
		1,491,929
	Software—0.3%
11,100	Take-Two Interactive Software, Inc.†, *	282,551

	Specialty Retail—0.7%
9,400	Foot Locker, Inc.	592,200

	Textiles, Apparel and Luxury Goods—0.3%
3,400	Deckers Outdoor Corp.†, *	247,758

	Tobacco—2.2%
10,600	Altria Group, Inc.	530,212
14,620	Lorillard, Inc.	955,417
5,410	Philip Morris International, Inc.	407,535
		1,893,164
	TOTAL COMMON STOCKS (Cost $72,437,386)	84,983,232

Par Amount		Yield	Maturity
	SHORT-TERM INVESTMENTS—12.1%

$1,271,432	State Street Bank and Trust Co. (Euro Time Deposit)	0.010%	04/01/2015	1,271,432

Shares
9,181,024	State Street Navigator Securities Lending Prime Portfolio (Money Market)††	0.198%		9,181,024

	TOTAL SHORT-TERM INVESTMENTS (Cost $10,452,456)			10,452,456

	TOTAL INVESTMENTS AT MARKET VALUE—110.1% (Cost $82,889,842)			95,435,688
	Liabilities in Excess of Other Assets—(10.1)%			(8,763,300)
	NET ASSETS—100.0%			$86,672,388

Notes to the Schedule of Investments:

REIT—Real Estate Investment Trust

*                 Non-income producing security

†                 Denotes all or a portion of security on loan (Note 1)

††          Represents collateral received from securities lending transactions

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these Schedules of Investments.

At March 31, 2015, industry sector diversification of the M Large Cap Value Fund’s investments as a percentage of net assets was as follows:

Summary of Sector Classifications	Percentage of Net Assets
Financials	28.7%
Health Care	14.9%
Energy	10.7%
Industrials	9.7%
Information Technology	8.9%
Consumer Staples	6.9%
Consumer Discretionary	6.8%
Utilities	5.9%
Materials	3.4%
Telecommunication Services	2.1%
Short-Term Investments	12.1%
Total	110.1%

The accompanying notes are an integral part of these Schedules of Investments.

M Fund, Inc.

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)

M Fund, Inc. (the “Company”) was incorporated in Maryland on August 11, 1995 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of March 31, 2015, the Company consisted of four separate diversified investment portfolios: M International Equity Fund, M Large Cap Growth Fund, M Capital Appreciation Fund and M Large Cap Value Fund (each singularly a “Fund” or collectively the “Funds”), each of which is, in effect, a separate mutual fund.

1.              Significant Accounting Policies

The following is a summary of significant accounting policies for the Funds. Such policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies and are consistently followed by the Funds in the preparation of their Schedules of Investments.

Portfolio Valuation

Equity securities and other similar investments traded on a recognized U.S. securities exchange are valued at the last sale price on the exchange on which the securities are traded. If no sale occurs, equity securities and other similar investments traded on a U.S. exchange are valued at the most recent bid price. Equity securities and other similar investments traded on the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) are valued at the NASDAQ Official Closing Price. If no sale occurs, equity securities and other similar investments traded on NASDAQ are valued at the most recent bid price. Equity securities and other similar investments traded on a non-U.S. exchange are generally valued according to the latest closing values on that exchange prior to the close of the New York Stock Exchange. However, if an event which may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, the Board of Directors may decide to value the security based on fair value. The Board of Directors has approved the use of an independent fair value service for foreign securities, which may provide a fair value price on trading days when the S&P 500 Index moves more than 1%. The use of a fair value price may cause the value of the security on the books of the Fund to be significantly different from the closing value on the non-U.S. exchange and may affect the calculation of the Fund’s NAV. Over-the-counter securities not quoted on NASDAQ are valued at the last sale price on the valuation date or, if no sale occurs, at the most recent bid price. Short-term obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Amortized cost valuation involves initially valuing a security at its cost, and thereafter, assuming a constant accretion or amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. Securities for which a pricing service supplies no quotations or quotations are not deemed to be representative of market value or for which there are no readily available market quotations are valued at fair value as determined in good faith by the Pricing Committee appointed by the Board of Directors (excluding debt securities with a remaining maturity of sixty days or less).

Fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is utilized to maximize the use of observable data inputs and minimize the use of unobservable data inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use to price the asset or liability, including assumptions about risk. Observable inputs are inputs that reflect the assumptions market participants would use to price the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use to price the asset or liability based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•                  Level 1 — quoted prices in active markets for identical investments;

•                  Level 2 — quoted prices in markets that are not active or other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments).

The valuation techniques used by the Funds to measure fair value during the period ended March 31, 2015 maximized the use of observable inputs and minimized the use of unobservable inputs.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

As of March 31, 2015, all of the Funds, with the exception of M International Equity Fund, had (i) all long-term investments classified as Level 1, as represented on the Schedule of Investments; and (ii) all short-term investments classified as Level 2.

The following is a summary of the inputs used as of March 31, 2015 in valuing the M International Equity Fund investments:

Assets Valuation Input

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Austria	$1,986,112	$—	$—	$1,986,112
Belgium	4,801,666	—	—	4,801,666
Brazil	2,464,949	—	—	2,464,949
Canada	561,174	—	—	561,174
Colombia	1,751,915	—	—	1,751,915
Denmark	6,714,593	—	—	6,714,593
France	43,705,440	—	—	43,705,440
Germany	22,923,200	4,339,699	—	27,262,899
Hong Kong	1,906,329	—	—	1,906,329
Italy	1,879,771	—	—	1,879,771
Japan	21,214,001	—	—	21,214,001
Jersey	5,338,598	—	—	5,338,598
Malaysia	1,622,357	—	—	1,622,357
Netherlands	3,745,737	—	—	3,745,737
Singapore	2,190,627	—	—	2,190,627
Spain	8,486,049	—	—	8,486,049
Sweden	12,562,543	—	—	12,562,543
Switzerland	37,291,500	—	—	37,291,500
United Kingdom	26,888,098	—	—	26,888,098
United States	6,509,105	—	—	6,509,105
Total Common Stocks	214,543,764	4,339,699	—	218,883,463
Warrant
Malaysia	106,195	—	—	106,195
Rights
Spain	78,455	—	—	78,455
Short-Term Investments
Time-Deposits	—	10,033,487	—	10,033,487
Investments in Security Lending Collateral	—	5,064,869	—	5,064,869
Total Short-Term Investments	—	15,098,356	—	15,098,356
Total	$214,728,414	$19,438,055	$—	$234,166,469

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

	Transfers In*		Transfers Out*
	Level 1	Level 2	Level 1	Level 2
M International Equity Fund	$185,459,246	$—	$—	$185,459,246

*  The Fund(s) recognize transfers between levels that occurred at the beginning of the year, December 31, 2014.

During the period ended March 31, 2015, financial assets with a combined market value of $185,459,246 held by M International Equity Fund transferred from Level 2 to Level 1. At December 31, 2014, these financial assets were priced with a fair value factor applied to quoted market prices. At March 31, 2015, these financial assets were priced using unadjusted quoted market prices.

Securities Lending

The Funds participate in a securities lending program, under the terms of a Securities Lending Agency Agreement, whereby each Fund may loan its portfolio securities in an amount up to 33 1/3% of its total assets.  The Funds receive cash (U.S. currency) as collateral against the loaned securities.  Such collateral is invested by the securities lending agent in a money market mutual fund that meets certain quality and diversification requirements in accordance with Rule 2a-7 under the 1940 Act. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined each day at the close of business of the Funds and any change in the amount of collateral is delivered to or paid by the Fund the next day. The collateral value does not include the calculated mark, which is the amount charged/returned to the borrower daily to maintain 102%/105% of market value. There is a day lag in receiving the mark and at times the collateral percentage may be above or below 102%/105%.

The collateral received is recorded on a lending Fund’s statement of assets and liabilities, along with the related obligation to return the collateral. A Fund may also record realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. Upon an event of default under the Securities Agency Lending Agreement, there is a risk of delay in the recovery of the securities or loss of rights in the collateral. Any dividends or interest payable by the issuers of the loaned portfolio securities, during the time that the securities are on loan, are paid to the borrowers of those securities. Dividend or interest payments that are made to borrowers of the loaned securities are reimbursed by the borrowers to the Funds. Such reimbursement amounts do not comprise qualified dividend income under the Internal Revenue Code of 1986, as amended.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to the borrower through State Street Bank and Trust Company as the securities lending agent, is the source of the Fund’s securities lending income, 70% of which is paid to the Fund, 30% of which is paid to the custodian as securities lending agent.

As of March 31, 2015, the value of the securities on loan and the value of the related collateral were as follows:

	Market Value of Loaned Securities	Market Value of Collateral
M International Equity Fund	$4,928,362	$5,064,869
M Large Cap Growth Fund	10,274,623	10,542,847
M Capital Appreciation Fund	27,497,519	28,460,616
M Large Cap Value Fund	8,936,851	9,181,024

2.              Tax Information

As of March 31, 2015, aggregated gross unrealized appreciation for investment securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for investment securities in which there is an excess of tax cost over value were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized Depreciation	Tax Basis Net Unrealized Appreciation/ Depreciation

M International Equity Fund	$206,774,320	$36,481,286	$(14,154,006)	$22,327,280
M Large Cap Growth Fund	137,804,372	45,851,464	(1,097,808)	44,753,656
M Capital Appreciation Fund	107,560,565	90,035,217	(4,777,079)	85,258,138
M Large Cap Value Fund	73,753,137	14,535,998	(2,034,471)	12,501,527

The Funds did not have any unrecognized tax benefits as of March 31, 2015, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense. During the period ended March 31, 2015, the Funds did not incur any such interest or penalties. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years, December 2012 through December 2014. No examination of any of the Funds’ tax filings is currently in progress.

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report on Form N-Q, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that the information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

M Fund, Inc.

	By:	/s/ JoNell Hermanson
JoNell Hermanson, President (as Principal Executive Officer)

Date	5/4/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

	By:	/s/ JoNell Hermanson
JoNell Hermanson, President (as Principal Executive Officer)

Date	5/4/15

	By:	/s/ David Lees
David Lees, Secretary / Treasurer (as Principal Financial Officer)

Date	5/4/15